Provision for Employee Benefits (Details) - Schedule of movement in the present value of the defined benefit obligation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in the present value of the defined benefit obligation [Abstract]
Defined benefit obligations at beginning balance	$ 6,841,673	$ 6,439,795
Benefits paid during the year	(462,306)	(517,531)
Current service costs	649,242	770,934
Interest	102,196	96,019
Past service cost and gain (loss) on settlement		36,939
Actuarial loss	(627,193)	8,772
Exchange differences	(676,257)	6,745
Defined benefit obligations at ending balance	$ 5,827,355	$ 6,841,673